Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Beginning balance	$ 13,373	$ 13,232
Expensed during the year	4,047	3,359
Payment of deductibles and uninsured claims	(4,915)	(4,271)
Effects of foreign currency exchange differences	(639)	1,053
Ending balance	$ 11,866	$ 13,373